Schedule of Significant Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income taxes:
Federal
State	30,272
Foreign
Total current income taxes	30,272
Deferred income taxes:
Federal
State
Foreign
Total deferred income taxes
Income tax expense (benefit)	$ 30,272